Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

17.   PROPERTY, PLANT AND EQUIPMENT, NET

17.1       Property, plant, and equipment as of December 31, 2018 and 2017:

	Balance as of
	12-31-2018	12-31-2017
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Construction in progress	654,854,659	554,424,935
Land	57,932,689	52,063,679
Buildings	8,438,832	9,029,526
Plant and equipment	2,146,295,618	2,117,017,034
Fixtures and fittings	33,921,524	37,160,396
Finance leases	17,654,672	18,508,931
Property, plant and equipment, net	2,919,097,994	2,788,204,501

	Balance as of
	12-31-2018	12-31-2017
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Construction in progress	654,854,659	554,424,935
Land	57,932,689	52,063,679
Buildings	22,243,315	22,251,858
Plant and equipment	4,670,987,645	4,666,169,339
Fixtures and fittings	98,898,677	104,888,965
Finance leases	28,760,031	28,760,031
Property, plant and equipment, gross	5,533,677,016	5,428,558,807

	Balance as of
	12-31-2018	12-31-2017
Classes of Accumulated Depreciation and Impairment of Property, Plant and Equipment	ThCh$	ThCh$
Buildings	(13,804,483)	(13,222,332)
Plant and equipment	(2,524,692,027)	(2,549,152,305)
Fixtures and fittings	(64,977,153)	(67,728,569)
Finance leases	(11,105,359)	(10,251,100)
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(2,614,579,022)	(2,640,354,306)

 17.2 The detail of, and changes in, property, plant, and equipment, net for the years December 31, 2018, 2017 and 2016 are as follows:

										Other Property,	Property,
										Plant and	Plant and
		Construction in					Plant and		Fixtures and	Equipment under	Equipment,
		Progress	Land		Buildings, Net		Equipment, Net		Fittings, Net	Finance Leases, Net	Net
Changes in the year ended December 31, 2018		ThCh$	ThCh$		ThCh$		ThCh$		ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2018		554,424,935	52,063,679		9,029,526		2,117,017,034		37,160,396	18,508,931	2,788,204,501
	Increases other than those from business combinations	223,154,320	5,893,739		—		46,227		—	—	229,094,286
	Increase (decrease) from net foreign exchange differences	(129,401)	(35,406)	-	(61,194)	-	(790,755)	-	106,382	—	(910,374)
	Depreciation	—	—		(611,036)	-	(108,405,979)	-	(1,636,624)	(854,258)	(111,507,897)
	Increases (decreases) from transfers and other changes	(135,136,356)	—		81,534		135,214,591		(159,769)	—	—
Change	Increases (decreases) from transfers from construction in process	(135,136,356)	—		81,534		135,214,591		(159,769)	—	—
	Disposals and withdrawals from service	—	—		—		(527,470)		(1)	—	(527,471)
	Disposals	—	—		—		(527,469)		—	—	(527,469)
	Write-offs (*)	—	—		—		(1)		(1)	—	(2)
	Argentine companies hyperinflation	—	—		—		1,912,829		—	—	1,912,829
	Other increases/decreases	12,541,161	10,677		2		1,829,141		(1,548,860)	(1)	12,832,120
	Total changes	100,429,724	5,869,010		(590,694)		29,278,584		(3,238,872)	(854,259)	130,893,493
Closing balance as of December 31, 2018		654,854,659	57,932,689		8,438,832		2,146,295,618		33,921,524	17,654,672	2,919,097,994

							Other Property,	Property,
							Plant and	Plant and
		Construction in			Plant and	Fixtures and	Equipment under	Equipment,
		Progress	Land	Buildings, Net	Equipment, Net	Fittings, Net	Finance Leases, Net	Net
Changes in the year ended December 31, 2017		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2017		588,700,578	51,342,724	9,703,906	2,033,720,809	24,007,331	19,363,189	2,726,838,537
	Increases other than those from business combinations	203,401,391	—	—	—	58,944	—	203,460,335
	Increase (decrease) from net foreign exchange differences	(101,444)	(25,624)	(44,699)	(336,622)	253,596	—	(254,793)
	Depreciation	—	—	(629,681)	(110,391,381)	(2,327,975)	(854,258)	(114,203,295)
	Increases (decreases) from transfers and other changes	(207,314,070)	776,932	—	191,406,850	15,130,288	—	—
Change	Increases (decreases) from transfers from construction in process	(207,314,070)	776,932	—	191,406,850	15,130,288	—	—
	Disposals and withdrawals from service	(30,206,357)	(30,353)	—	(1,723,479)	—	—	(31,960,189)
	Disposals	(5,099,800)	(30,353)	—	(453,882)	—	—	(5,584,035)
	Write-offs (*)	(25,106,557)	—	—	(1,269,597)	—	—	(26,376,154)
	Argentine companies hyperinflation	—	—	—	—	—	—	—
	Other increases/decreases	(55,163)	—	—	4,340,857	38,212	—	4,323,906
	Total changes	(34,275,643)	720,955	(674,380)	83,296,225	13,153,065	(854,258)	61,365,964
Closing balance as of December 31, 2017		554,424,935	52,063,679	9,029,526	2,117,017,034	37,160,396	18,508,931	2,788,204,501

(*)See Note 17.7.8

17.3       Principal investments

Material investments in the electricity generation business in Chile include developments in the program to create new capacity, including progress on the construction of the Central Hidroeléctrica Los Cóndores Plant, which will use the resources of the Laguna del Maule and will have approximately 150 MW of installed capacity. The construction involved additions of ThCh$ 142,578,993 for the year ended December 31, 2018 (ThCh$ 102,515,924 for the years ended December 31, 2017).

17.4       Capitalized costs

a)	Capitalized borrowing costs:

Borrowing costs capitalized during the years ended December 31, 2018, 2017 and 2016, amounted to ThCh$6,523,443,  ThCh$4,078,463 and ThCh$3,001,211 respectively. Weighted average capitalization rate varied from 7.71%  to 7.12% for the year ended December 31, 2018, from 7.12% to 7.95% for the year ended December 31, 2017 and 7.95% to 9% for the year ended December 31, 2017 (see Note 32).

b)	Capitalized personnel expenses:

Personnel expenses directly related to the construction capitalized during the years ended December 31, 2018, 2017 and 2016 amounted to ThCh$7,449,013,  ThCh$7,226,484 and ThCh$9,758,304, respectively.

17.5       Finance leases

As of December 31, 2018 and December 31, 2017, property, plant and equipment includes ThCh$17,654,672 and ThCh$18,508,931, respectively, in leased assets classified as finance leases.

The present value of future lease payments derived from these finance leases is as follows:

	12-31-2018			12-31-2017
		Unearned	Present		Unearned	Present
	Gross	Interest	Value	Gross	Interest	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	2,779,081	612,806	2,166,275	2,459,000	659,212	1,799,788
From one to five years	13,284,596	974,421	12,310,175	9,836,000	1,244,808	8,591,192
More than five years	—	—	—	4,377,544	159,610	4,217,934
Total (*)	16,063,677	1,587,227	14,476,450	16,672,544	2,063,630	14,608,914

Leased assets primarily relate to:

The Company: a lease agreement for Electric Transmission Lines and Installations (Ralco-Charrúa 2X220 KV) entered into between the Company and Abengoa Chile S.A. The lease agreement has a 20‑year maturity and bears interest at an annual rate of 6.5%.

17.6       Operating leases

The consolidated statements of comprehensive income for the years ended December 31, 2018, 2017 and 2016 include ThCh$ 5,011,340,  ThCh$ 3,606,514 and ThCh$ 1,229,779, respectively, related to accrual during these periods of operating lease contracts.

As of December 31, 2018 and 2017 the total future lease payments under these contracts are as follows:

	Balance as of
	12-31-2018	12-31-2017
	ThCh$	ThCh$
Less than one year	279,253	871,520
From one to five years	523,116	3,331,037
More than five years	1,093,022	754,503
Total	1,895,391	4,957,060

17.7       Other information

1.	As of December 31, 2018 and 2017 the Group had contractual commitments for the acquisition of property, plant and equipment amounting to ThCh$ 166,392,958 and ThCh$ 281,814,599, respectively.
2.	As of December 31, 2018, and 2017 the Group does not have property, plant and equipment that was pledged as security for liabilities.
3.

The Company and its domestic subsidiaries have insurance contracts in place that provide policies covering against all risks, earthquakes and machinery breakdowns, with a limit of € 1,000 million, including insurance against damages from business interruption. Additionally, the company has Civil Liability insurance in place to cover third-party claims with a limit of € 200 million, and with a limit of € 500 million to cover claims resulting from overflows of dams owned by the Company or its Subsidiaries, and with a limit of € 10 million in the case of Environmental Civil Liability. The premiums associated with these policies are recorded proportionally in each company under pre-paid expenses.

4.

The condition of certain assets of the Company changed, primarily works and infrastructure for facilities built to support power generation in the SIC grid in 1998, due primarily to the installation in the SIC of new thermoelectric plants, the arrival of LNG, and new other projects. As such, a new supply configuration for the upcoming years, in which it is expected that these facilities will not be used. Therefore, in 2009, Enel Generación Chile S.A. recognized an impairment loss of ThCh$ 43,999,600 for these assets, which is still has not reversed. (see Note 3.d).

5.

At the end of 2014, Enel Generación Chile S.A. recognized an impairment loss of ThCh$ 12,581,947 related to the Punta Alcalde project. This impairment loss was triggered because the current definition of the project is not fully aligned with the strategy that the Company is reformulating; particularly, with regard to technological leadership, and to community and environmental sustainability. Enel Generación Chile S.A. has decided to suspend the project as its profitability is still unclear (see Note 3.d).

6.

As of December 31, 2015, Enel Generación Chile S.A. recognized an impairment loss of ThCh$ 2,522,445 related to the wind project Waiwen. This impairment loss was a result of new assessment of the feasibility of the project performed by the Company and a conclusion that, under existing conditions to date, profitability is uncertain.

7.

In line with its sustainability strategy and in order to develop community relations, the Company has decided to research new design alternatives for the Neltume project, in particular regarding the question of the discharge of Lake Neltume, which has been raised by the communities in the various instances of dialogue.

To start a new phase of research of an alternative project, which includes the discharge of water on the Fuy River in late December 2015, the Company withdrew the Environmental Impact Study. This decision applies only to the Neltume project and not to the transmission project, which continues its course on handling in the Environmental Assessment Service.

As a result of the above, as of December 31, 2015, the Group recognized a loss of ThCh$2,706,830, associated with the write down of certain assets related to Environmental Impact Study, which had been withdrawn and to other studies directly linked to the old design of assets.

Consequently, in line with the new sustainability strategy and as a result of sustained dialog with the communities, the Company’s projects in the territory, namely Neltume and Choshuenco, have good prospects from the social point of view. However, given the current conditions of the Chilean electricity market, expected profitability of the Neltume and Choshuenco projects is lower than the total capitalized investment in them. As a result, at the end of 2016, the Group recognized an impairment loss of ThCh$ 20,459,461 associated with the Neltume project and ThCh$ 3,748,124 associated with the Choshuenco project.

At the end of the fiscal year 2017, following an analysis during the last months, Enel Generación Chile determined to abandon the Neltume project; a decision justified mainly by the high-sustained competitiveness in the Chilean electricity market, which in November 2017 was ratified with the result of the last tender of Electric Distributors. Added to the above, there is the time associated with developing the alternative water discharge, considering a period of no less than 5 years, given the necessity to request and obtain a transfer of the current Water Right and commission a new study for environmental impact. The abandonment implied the recognition of a ThCh$ 21,975,641 loss, with the purpose of reducing to zero the net book value of the assets associated with the project.

Additionally, the Company also decided to abandon the Choshuenco project, mainly because the strong synergies considered with the Neltume hydroelectric project would not exist anymore and make it not viable. This decision involved recognizing a loss of ThCh$3,130,270, with the purpose of reducing the net book value of the assets associated with the project to zero.

8.

As of August 31, 2016, the Company decided to withdraw from the water rights associated with the hydroelectric projects Bardón, Chillan 1, Chillan 2, Futaleufú, Hechún and Puelo. This decision was taken because of, among other aspects evaluated, the high annual maintenance cost of these unused water rights, lack of technical and economic feasibility and insufficient local community support. As a result, the Group wrote-off a total amount of ThCh$ 32,834,160 of property, plant and equipment and ThCh$ 2,549,926 of intangible assets, which represent 100% of the related costs previously capitalized.

9.

As of December 31, 2016, the Group recognized an impairment loss of ThCh$ 6,577,946 associated with certain Non-Conventional Renewable Energy (“NCRE”) initiatives, such as wind, mini-hydro, biomass and solar projects. These initiatives deal with collection of natural resources data (wind speed, solar radiation, etc.) as well as engineering studies enabling the Company to perform and support technical and economical assessments in order to visualize their perspectives and decide on future steps. The results of the studies have not been entirely satisfactory, mainly due to the current conditions in the Chilean electricity market, as future viability of the NCRE projects is uncertain. As a result the Group recognized an impairment of 100% of the capitalized investments to date in NCRE projects.

On the other hand, the Group decided to write off 100% of capitalized investment in two thermal projects that until now were held in its portfolio. These are the Tames 2 and Totoralillo projects, which were being developed within the framework of the public land concessions provided by the National Heritage Ministry in 2013. The amount of the write-off was ThCh$ 1,096,137 and arose as a result of the current conditions in the Chilean electricity market, lack of future viability of this type of technology (steam-coal) and high development costs, which make these projects unfeasible.

Additionally, at the end of fiscal year 2016, the Company recorded an account payable for ThCh$2,244,900, from penalties that it should pay for waiving the concessions related to these projects. During fiscal year 2017, the Ministry of National Assets and Enel Generación Chile, agreed to extinguish onerous concessions and not imposed any penalties.